Debt	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Debt [Abstract]
Debt

Note 7 - Debt

The Company obtained loans of $475 from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance to arm’s length transaction principle. For the three and six months period ended March 31, 2024, there were interest expense of $6 and $12 (March 31, 2023 - $6 and $12), respectively.

The principal amount, maturity date and interest rate for the loans are shown below:

	March 31, 2024	September 30, 2023
Total interest payable	$47	$35
Total debt and interest payable	$522	$510

Lender	Principle	Interest rate		Lending date	Due
Goh Meng Keong	$432	5	%p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5	%p.a	May 26, 2022	November 25, 2024

Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475

Note 7 - Debt

The Company obtained loans of $475 from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance to arm’s length transaction principle. For the three and nine months period ended June 30, 2024, there were interest expense of $6 and $18 (June 30, 2023 - $6 and $18), respectively. The principal amount, maturity date and interest rate for the loans are shown below:

	June 30,	September 30,
	2024	2023
Total interest payable	$53	$35
Total debt and interest payable	$528	$510

Lender	Principle	Interest rate		Lending date	Due
Goh Meng Keong	$432	5	% p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5	% p.a	May 26, 2022	November 25, 2024

Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475